SEMIANNUAL REPORT

                               [GRAPHIC OMITTED]

                                                              September 30, 2002

Templeton
Latin America Fund

Want to receive this document faster via EMAIL?
--------------------------------------------------------------------------------
Eligible shareholders can sign up for EDELIVERY at franklintempleton.com. See inside for details.



[LOGO OMITTED]
FRANKLIN(R)TEMPLETON(R)
INVESTMENTS

  THANK YOU FOR INVESTING WITH FRANKLIN TEMPLETON. WE ENCOURAGE OUR INVESTORS TO MAINTAIN A LONG-TERM PERSPECTIVE AND REMEMBER THAT ALL SECURITIES MARKETS MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE PRICES. WE APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO SERVING YOUR INVESTMENT NEEDS IN THE YEARS AHEAD.




[PHOTO OMITTED]
TINA M. HELLMER, CFA



[PHOTO OMITTED]
MARK R. BEVERIDGE, CFA, CIC



[PHOTO OMITTED]
ANTONIO DOCAL, CFA



PORTFOLIO MANAGERS
TEMPLETON LATIN AMERICA FUND




EDELIVERY details:
Log on at franklintempleton.com and click on Experience eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

SHAREHOLDER LETTER


--------------------------------------------------------------------------------
YOUR FUND'S GOAL: TEMPLETON LATIN AMERICA FUND SEEKS LONG-TERM CAPITAL APPRECIATION. UNDER NORMAL MARKET CONDITIONS, THE FUND WILL INVEST AT LEAST 80% OF ITS ASSETS IN SECURITIES OF LATIN AMERICAN COMPANIES.
--------------------------------------------------------------------------------


Dear Shareholder:

This semiannual report for Templeton Latin America Fund covers the period ended September 30, 2002. During the six months under review, Latin American economies weakened due to a difficult global environment coupled with decreased domestic demand. Turbulent global equity markets and fear of war due to increasing geopolitical tensions prompted many investors to reduce their emerging markets exposure. As a result, Latin American equity markets struggled, and volatility characterized the reporting period. Negative economic announcements seemed to dominate much of 2002 as the U.S. dipped into recessionary conditions, and many economies around the world echoed the downward trend. The U.S. equity markets continued their descent during the reporting period as corporate earnings sank and accounting scandals filled the headlines.

In this difficult Latin American investment climate, Templeton Latin America Fund - Class A produced a -36.30% cumulative total return for the six months ended



CONTENTS


Shareholder Letter ..................   1

Performance Summary .................   7

Important Notice
to Shareholders .....................   9

Financial Highlights &
Statement of Investments ............  10

Financial Statements ................  15

Notes to
Financial Statements ................  18





[GRAPHIC OMITTED]
FUND CATEGORY
Global
Growth
Growth & Income
Income
Tax-Free Income

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 13.

September 30, 2002, as shown in the Performance Summary beginning on page 7. By comparison, the International Finance Corporation Investable (IFCI) Latin America Index produced a -39.46% cumulative total return during the same period.(1)

Throughout the six months under review, we maintained our value discipline, searching for companies that, in our opinion, demonstrate solid fundamentals, attractive valuations, strong balance sheets, superior management and ample liquidity. Additionally, we sought to take advantage of the volatility, increasing our positions in companies that we believed were unduly punished due to short-term sentiment issues and reducing our exposure in holdings we thought were facing weakened fundamentals due to a changing operating environment. While we were aware of the IFCI Latin America Index's country and industry composition, we did not attempt to match its weightings, and the Fund's regional and country allocations resulted from individual stock selection. We maintained a relatively defensive stance for the Fund, with heavy weightings in materials, telecommunications and consumer staples.


MEXICO
The Mexican economy, the beneficiary of U.S. convergence during the booming late 1990s, found itself at the mercy of its neighbor's slowdown in 2002. Uncertainty over the U.S. economy's recovery pace contributed to market jitters, and the Mexican equity market declined 32.23% in U.S. dollar terms during the six months under review.(2) The peso weakened against the U.S. dollar, falling 12.96% by period-end. Mexican equities continued

1. Source: Standard & Poor's Micropal. The unmanaged IFCI Latin America Index measures the total return of equities in seven Latin American countries (Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela) as if they were in one market, and includes reinvested dividends. The index is market capitalization-weighted. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
2. Source: Standard & Poor's Micropal. The IFCI Mexico Index is market capitalization-weighted and measures the total return (gross dividends reinvested) of equity securities available to foreign (non-local) investors in Mexico.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
9/30/02
Mexico                  54.8%
Brazil                  33.2%
Chile                    2.2%
Spain                    1.8%
Peru                     1.7%
U.S.                     1.7%
Short-Term
Investments &
Other Net Assets         4.6%
to represent the Fund's largest weighting, accounting for 54.8% of the Fund's total net assets on September 30, 2002, up slightly from 53.1% at the beginning of the period.


BRAZIL
Political uncertainty and economic weakness added pressure to Brazil's equity market, our weakest Latin American performer during the six-month period. An International Monetary Fund support package as well as Brazil Central Bank's intervention efforts with the foreign exchange market provided some short-lived relief; however, Brazil's currency, the real, continued to struggle and accounted for almost 30% of the U.S. dollar-denominated market's decline. After rising in March 2002, many analysts' expectations for the country's gross domestic product (GDP) growth rate fell, largely due to slower foreign direct investment and decreased consumption. Continued political uncertainty surrounding the October 2002 presidential elections also contributed to the volatile environment, as equity prices seemed to move with the latest poll information.

During the period, Brazil's risk profile increased, and its equity market declined more than 50% in U.S. dollar terms.(3) We sought to take advantage of the extreme weakness in Brazilian equities by initiating a position in Banco Itau and increasing our holdings in several companies including Aracruz Celulose and Cia Vale do Rio Doce, companies we believed represented quality and liquidity. We reduced our position in energy producer Petroleo Brasileiro (Petrobras) due to our concerns over governmental price regulations and their impact on Petrobras' profit generating capability. As of September 30, 2002, Brazilian equities represented 33.2% of the Fund's total net assets, down from 34.7% at the beginning of the reporting period.


3. Source: Standard & Poor's Micropal. The IFCI Brazil Index is market capitalization-weighted and measures the total return (gross dividends reinvested) of equity securities available to foreign (non-local) investors in Brazil.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

PORTFOLIO BREAKDOWN
Based on Total Net Assets
9/30/02

Diversified Telecommunication Services   21.0%
Banks                                     8.1%
Wireless Telecommunication Services       7.6%
Construction Materials                    7.4%
Metals & Mining                           6.9%
Paper & Forest Products                   6.9%
Multiline Retail                          5.8%
Beverages                                 5.8%
Household Durables                        5.0%
Transportation Infrastructure             4.6%
Oil & Gas                                 4.2%
Household Products                        3.9%
Industrial Conglomerates                  2.9%
Food & Drug Retailing                     2.5%
Aerospace & Defense                       1.9%
Electric Utilities                        0.9%
Short-Term Investments &
Other Net Assets                          4.6%

TOP 10 EQUITY HOLDINGS
9/30/02

COMPANY
SECTOR/INDUSTRY,                                   % OF TOTAL
COUNTRY                                            NET ASSETS
--------------------------------------------------------------------------------
Telefonos de Mexico SA
de CV (Telmex), L, ADR                                  13.4%
DIVERSIFIED TELECOMMUNICATION SERVICES, MEXICO

Cemex SA, ADR                                            7.4%
CONSTRUCTION MATERIALS,
MEXICO

Cia Vale do Rio Doce,
A, ADR, pfd.                                             6.9%
METALS & MINING, BRAZIL

Aracruz Celulose SA,
ADR, pfd.                                                6.9%
PAPER & FOREST PRODUCTS,
BRAZIL

America Movil SA de CV,
L, ADR                                                   6.0%
WIRELESS TELECOMMUNICATION SERVICES, MEXICO

Wal-Mart de Mexico SA
de CV, V, ADR                                            5.8%
MULTILINE RETAIL, MEXICO

Corporacion Geo SA, B                                    5.0%
HOUSEHOLD DURABLES, MEXICO

Grupo Aeroportuario del
Sureste SA de CV, ADR                                    4.6%
TRANSPORTATION INFRASTRUCTURE, MEXICO

Petroleo Brasileiro SA, ADR                              4.2%
OIL & GAS, BRAZIL

Kimberly Clark de Mexico
SA de CV, A                                              3.9%
HOUSEHOLD PRODUCTS, MEXICO




CHILE
Given the tough global environment and weak demand, Chile's economy has not yet experienced the recovery that many analysts expected. Revised forecasts estimated Chile's GDP growth rate at 2.6% for 2002, lower than the 2.8% rate forecast in 2001.(4) Lack of demand for exports prompted interest rate cuts, and more cuts may occur. Although Chile produced one of the region's highest economic growth rates, its equity market declined 25.16% in U.S. dollar terms during the six months under review.(5) Chilean equities represented 2.2% of the Fund's total net assets as of September 30, 2002, down from 2.7% at the beginning of the reporting period.


ARGENTINA AND ANDEAN REGION
Argentina's economy seemed poised to sink approximately 11% in 2002, crippled by public debt and political uncertainty.(6) As the country's fundamentals continued to deteriorate, the Fund held no Argentine equities during the period. We did maintain a small exposure to Peru with our Creditcorp position; however, the country is facing its own difficulties. After a rather robust first half of 2002, we believe Peru's economy is likely to slow dramatically in the second half of the year. Not surprisingly, Peru's debt outlook changed from stable to negative.(7) We will also continue monitoring developments in Colombia and Venezuela, but given these markets' political and economic turmoil, we believe their stock valuations are not yet sufficiently attractive to justify investment; thus, the Fund had no exposure at period-end.





4. Source: AFX News Limited, 7/31/02.
5. Source: Standard & Poor's Micropal. The IFCI Chile Index is market capitalization-weighted and measures the total return (gross dividends reinvested) of equity securities available to foreign (non-local) investors in Chile.
6. Source: AFX News Limited, 9/26/02.
7. Source: Business Wire, 8/21/02.

OTHER EXPOSURE
We maintained a small exposure to equities of companies domiciled outside of the Latin American region but whose operations were largely based in Latin American countries. These included telecommunications companies Telefonica of Spain and SBC Communications of the U.S.


LOOKING FORWARD
Given the regional political and global economic uncertainty that the Latin American equity markets face, we believe the investment environment will remain volatile and challenging for the short term. We will continue to focus on stocks that, in our view, represent solid companies with attractive valuations and high liquidity. In line with our investment philosophy that regional and country allocations should be a result of individual stock selection, we shall maintain our bottom-up approach in searching for securities we consider to be undervalued rather than attempt to match the weightings of the IFCI Latin America Index.

It is important to remember that investing in emerging markets concentrated in a single region involves special considerations, including risks related to market and currency volatility, adverse economic, social and political developments in the region and countries where the Fund invests, and the relatively small size and lesser liquidity of these markets. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, the Morgan Stanley Capital International
(MSCI) Mexico Free Index has increased 966.22% in the last 14 years, but has suffered 7 quarterly declines of more than

--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------



15% during that time.(8) These special risks and other considerations are discussed in the Fund's prospectus.

We thank you for your continued investment in Templeton Latin America Fund and welcome your comments or suggestions.

Sincerely,


/s/TINA M. HELLMER
Tina M. Hellmer, CFA



/s/ANTONIO T. DOCAL
Antonio T. Docal, CFA



/s/MARK R. BEVERIDGE
Mark R. Beveridge, CFA, CIC

Portfolio Management Team
Templeton Latin America Fund



8. Source: Standard & Poor's Micropal. Based on quarterly total return change over 14 years ended 9/30/02. Market return is measured in U.S. dollars and includes reinvested dividends. The MSCI Mexico Free Index is a capitalization-weighted index that reflects actual buyable opportunities for global investors by taking into account local market restrictions on share ownership by foreign investors.

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of September 30, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 9/30/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



PRICE AND DISTRIBUTION INFORMATION


CLASS A                                 CHANGE           9/30/02       3/31/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   -$4.05            $7.05        $11.10

DISTRIBUTIONS (4/1/02-9/30/02)
Dividend Income                         $0.0313

CLASS C                                 CHANGE           9/30/02       3/31/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   -$3.98            $6.90        $10.88

DISTRIBUTIONS (4/1/02-9/30/02)
Dividend Income                         $0.0032

ADVISOR CLASS                           CHANGE           9/30/02       3/31/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   -$4.06            $7.05        $11.11

DISTRIBUTIONS (4/1/02-9/30/02)
Dividend Income                         $0.0434


--------------------------------------------------------------------------------
CLASS A: Subject to the maximum 5.75% initial sales charge.*

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
--------------------------------------------------------------------------------



Past performance does not guarantee future results.

PERFORMANCE

--------------------------------------------------------------------------------
                                                                     INCEPTION
CLASS A                              6-MONTH    1-YEAR   5-YEAR       (5/8/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)            -36.30%  -10.16%  -49.66%        -23.61%
Average Annual Total Return(2)        -39.98%  -15.28%  -13.86%        -4.34%
Value of $10,000 Investment(3)        $6,002   $8,472   $4,743         $7,200


                                                                     INCEPTION
CLASS C                              6-MONTH   1-YEAR   5-YEAR        (5/8/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)            -36.56%  -10.84%  -51.27%        -27.22%
Average Annual Total Return(2)        -37.82%  -12.62%  -13.57%        -4.33%
Value of $10,000 Investment(3)        $6,218   $8,738   $4,824         $7,206


                                                                      INCEPTION
ADVISOR CLASS(4)                     6-MONTH   1-YEAR   5-YEAR         (5/8/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)            -36.29%  -10.03%  -49.04%        -21.87%
Average Annual Total Return(2)        -36.29%  -10.03%  -12.61%        -3.28%
Value of $10,000 Investment(3)        $6,371   $8,997   $5,096         $7,813
--------------------------------------------------------------------------------

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any applicable, maximum sales charge(s). Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any applicable, maximum sales charge(s).
4. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -30.31% and -6.09%.


--------------------------------------------------------------------------------
Ongoing stock market volatility can significantly affect short-term performance; more recent returns may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Investments in emerging markets are subject to heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS

On October 11, 2002, Templeton Global Investment Trust's Board of Trustees approved a proposal to merge the Templeton Latin America Fund ("Latin America Fund") into Templeton Foreign Fund ("Foreign Fund"), a series of Templeton Funds, Inc., subject to shareholder approval. Latin America Fund's investment goal is long-term capital appreciation. Foreign Fund's investment objective is long-term capital growth.

It is anticipated that in several months shareholders of Latin America Fund will receive a proxy and proxy statement requesting their votes on the merger. If approved by Latin America Fund shareholders, the merger is currently expected to be completed in late March 2003.

Latin America Fund will be closed to new investors after the close of market on October 31, 2002. If you are a shareholder of record of Latin America Fund as of the close of market on October 31, 2002, you may continue to add to your account, subject to your applicable minimum additional investment amount, or buy additional shares through reinvestment of dividend or capital gain distributions until the merger is approved by Latin America Fund's shareholders. If the merger is approved by Latin America Fund's shareholders, after that date Latin America Fund also will be closed to purchases by existing shareholders, except through the reinvestment of dividend or capital gain distributions or through established automatic investment plans.

Although you may redeem your shares, please keep in mind that if you sell all the shares in your account in Latin America Fund after October 31, 2002, your account in Latin America Fund will be closed and you will not be allowed to buy additional shares of Latin America Fund or to reopen your account in Latin America Fund. If you sell your shares in Latin America Fund, you may reinvest some or all of the proceeds in most of the other Franklin Templeton funds within 365 days without an initial sales charge. The proceeds must be reinvested within the same share class.
--------------------------------------------------------------------------------

TEMPLETON LATIN AMERICA FUND
Financial Highlights


                                                                               CLASS A
                                                --------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                 SEPTEMBER 30, 2002              YEAR ENDED MARCH 31,
                                                --------------------------------------------------------------------
                                                    (UNAUDITED)      2002      2001       2000      1999      1998
                                                --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........          $11.10     $9.75    $12.36      $8.11    $12.72    $12.34
                                                --------------------------------------------------------------------
Income from investment operations:
 Net investment income ........................             .11       .07       .02        .01       .20       .07
 Net realized and unrealized
gains (losses) ................................           (4.13)     1.37     (2.63)      4.25     (4.57)      .53
                                                --------------------------------------------------------------------
Total from investment operations ..............           (4.02)     1.44     (2.61)      4.26     (4.37)      .60
Less distributions from:
 Net investment income ........................            (.03)     (.09)       --       (.01)     (.18)     (.07)
 Net realized gains ...........................              --        --        --         --      (.06)     (.15)
                                                --------------------------------------------------------------------
Total distributions ...........................            (.03)     (.09)       --       (.01)     (.24)     (.22)
Net asset value, end of period ................          $ 7.05    $11.10     $9.75     $12.36     $8.11    $12.72
                                                ====================================================================
Total return* .................................        (36.30)%    14.92%  (21.12)%     52.60%  (34.37)%     4.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............          $6,979   $12,576   $16,033    $23,816   $13,228   $28,714
Ratios to average net assets:
 Expenses .....................................           2.35%**   2.35%     2.35%      2.33%     2.35%     2.35%
 Expenses, excluding waiver and
payments by affiliate .........................           3.00%**   2.76%     2.36%      2.86%     3.03%     2.57%
 Net investment income ........................           2.22%**    .70%      .22%       .14%     2.07%      .59%
Portfolio turnover rate .......................          17.24%    33.64%    62.05%     81.10%    48.34%    45.82%


* Total return does not reflect sales commissions and is not annualized.
** Annualized.
+ Based on average weighted shares outstanding effective year ended March 31, 2000.

TEMPLETON LATIN AMERICA FUND
Financial Highlights (CONTINUED)

                                                                                CLASS C
                                                  -------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                  SEPTEMBER 30, 2002              YEAR ENDED MARCH 31,
                                                  -------------------------------------------------------------------
                                                      (UNAUDITED)     2002     2001       2000      1999      1998
                                                  -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........         $10.88     $9.58    $12.23      $8.06    $12.63    $12.28
                                                  -------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) ..................            .07        --(b)   (.04)      (.04)      .12        --
 Net realized and unrealized gains (losses) ....          (4.05)     1.36     (2.61)      4.21     (4.51)      .51
                                                  -------------------------------------------------------------------
Total from investment operations ...............          (3.98)     1.36     (2.65)      4.17     (4.39)      .51
Less distributions from:
 Net investment income .........................             --(a)   (.06)       --         --(c)   (.12)     (.01)
 Net realized gains ............................             --        --        --         --      (.06)     (.15)
                                                  -------------------------------------------------------------------
Total distributions ............................             --      (.06)       --         --      (.18)     (.16)
Net asset value, end of period .................         $ 6.90    $10.88     $9.58     $12.23     $8.06    $12.63
                                                  ===================================================================
Total return* ..................................       (36.56)%    14.29%  (21.67)%     51.76%  (34.81)%     4.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............         $2,034    $3,330    $2,835     $5,004    $3,312    $7,170
Ratios to average net assets:
 Expenses ......................................          2.99%**   2.99%     2.98%      2.88%     3.00%     3.00%
 Expenses, excluding waiver and
   payments by affiliate .......................          3.64%**   3.40%     2.99%      3.41%     3.68%     3.22%
 Net investment income (loss) ..................          1.58%**    .01%    (.35)%     (.44)%     1.45%    (.01)%
Portfolio turnover rate ........................         17.24%    33.64%    62.05%     81.10%    48.34%    45.82%


* Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
** Annualized.
+ Based on average weighted shares outstanding effective year ended March 31, 2000.
a The Fund paid distributions from net investment income of $.003 per share. b Actual net investment income was $.001.
c The Fund paid distributions from net investment income of $.001 per share.

TEMPLETON LATIN AMERICA FUND
Financial Highlights (CONTINUED)

                                                                                  ADVISOR CLASS
                                                     -----------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                     SEPTEMBER 30, 2002               YEAR ENDED MARCH 31,
                                                     -----------------------------------------------------------------
                                                         (UNAUDITED)   2002      2001       2000      1999      1998
                                                     -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the period)
Net asset value, beginning of period ............          $11.11     $9.78    $12.37      $8.09    $12.75    $12.35
                                                     -----------------------------------------------------------------
Income from investment operations:
 Net investment income ..........................             .08       .16       .06        .12       .31       .07
 Net realized and unrealized gains (losses) .....           (4.10)     1.33     (2.65)      4.18     (4.69)      .59
                                                     -----------------------------------------------------------------
Total from investment operations ................           (4.02)     1.49     (2.59)      4.30     (4.38)      .66
Less distributions from:
 Net investment income ..........................            (.04)     (.16)       --       (.02)     (.22)     (.11)
 Net realized gains .............................              --        --        --         --      (.06)     (.15)
                                                     -----------------------------------------------------------------
Total distributions .............................            (.04)     (.16)    --          (.02)     (.28)     (.26)
Net asset value, end of period ..................          $ 7.05    $11.11     $9.78     $12.37     $8.09    $12.75
                                                     =================================================================
Total return* ...................................        (36.29)%    15.41%  (20.94)%     53.19%   (34.37)%    5.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............             $73      $134    $7,151    $19,645      $116      $139
Ratios to average net assets:
 Expenses .......................................           2.00%**   2.00%     2.00%      2.00%     2.00%     2.00%
 Expenses, excluding waiver and
 payments by affiliate ..........................           2.65%**   2.41%     2.01%      2.52%     2.68%     2.22%
 Net investment income ..........................           2.57%**   1.63%      .53%      1.01%     2.46%      .45%
Portfolio turnover rate .........................          17.24%    33.64%    62.05%     81.10%    48.34%    45.82%


*Total return is not annualized.
**Annualized.
+Based on average weighted shares outstanding effective year ended March 31, 2000.

                       See notes to financial statements.

TEMPLETON LATIN AMERICA FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED)


                                                                              COUNTRY       SHARES      VALUE
---------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 71.4%
     AEROSPACE & DEFENSE 1.9%
     Embraer-Empresa Brasileira de Aeronautica SA, ADR ..................      Brazil       12,899 $  171,557
                                                                                                   -----------
     BANKS 4.2%
     Credicorp Ltd. .....................................................       Peru        21,700    153,419
     Unibanco Uniao de Bancos Brasileiros SA, GDR .......................      Brazil       31,480    223,508
                                                                                                   -----------
                                                                                                      376,927
                                                                                                   -----------
     BEVERAGES 5.8%
     Grupo Continental SA ...............................................      Mexico      203,148    337,603
     PanAmerican Beverages Inc., A ......................................      Mexico       19,870    188,368
                                                                                                   -----------
                                                                                                      525,971
                                                                                                   -----------
     CONSTRUCTION MATERIALS 7.4%
     Cemex SA, ADR ......................................................      Mexico       32,234    672,079
                                                                                                   -----------
     DIVERSIFIED TELECOMMUNICATION SERVICES 19.1%
     Cia de Telecomunicaciones de Chile SA, ADR .........................       Chile       22,920    200,321
     SBC Communications Inc. ............................................   United States    7,593    152,619
   * Telefonica SA, ADR .................................................       Spain        7,316    163,439
     Telefonos de Mexico SA de CV (Telmex), L, ADR ......................      Mexico       43,403  1,221,795
                                                                                                   -----------
                                                                                                    1,738,174
                                                                                                   -----------
     ELECTRIC UTILITIES .6%
     Tractebel Energia SA ...............................................      Brazil   56,375,110     58,630
                                                                                                   -----------
   * HOUSEHOLD DURABLES 5.0%
     Corporacion Geo SA, B ..............................................      Mexico      240,606    455,128
                                                                                                   -----------
     HOUSEHOLD PRODUCTS 3.9%
     Kimberly Clark de Mexico SA de CV, A ...............................      Mexico      158,795    354,706
                                                                                                   -----------
   * INDUSTRIAL CONGLOMERATES 2.9%
     Grupo Carso SA de CV ...............................................      Mexico      102,365    260,178
                                                                                                   -----------
     MULTILINE RETAIL 5.8%
     Wal-Mart de Mexico SA de CV, V, ADR ................................      Mexico       21,494    526,603
                                                                                                   -----------
     OIL & GAS 4.2%
     Petroleo Brasileiro SA, ADR ........................................      Brazil       35,563    381,591
                                                                                                   -----------
     TRANSPORTATION INFRASTRUCTURE 4.6%
     Grupo Aeroportuario del Sureste SA de CV, ADR ......................      Mexico       38,260    420,860
                                                                                                   -----------
     WIRELESS TELECOMMUNICATION SERVICES 6.0%
     America Movil SA de CV, L, ADR .....................................      Mexico       45,290    547,103
                                                                                                   -----------
     TOTAL COMMON STOCKS (COST $7,687,753)                                                          6,489,507
                                                                                                   -----------
     PREFERRED STOCKS 24.0%
     Aracruz Celulose SA, ADR, pfd. .....................................      Brazil       42,625    624,882
     Banco Bradesco SA, pfd. ............................................      Brazil   79,066,980    168,676
     Banco Itau SA, pfd. ................................................      Brazil    6,165,860    194,677
     Cia Vale do Rio Doce, A, ADR, pfd. .................................      Brazil       29,144    630,967

TEMPLETON LATIN AMERICA FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED) (CONT.)


                                                                              COUNTRY       SHARES      VALUE
---------------------------------------------------------------------------------------------------------------
     PREFERRED STOCKS (CONT.)
     Companhia Brasileira de Distribuicao Pao de Acucar, ADR, pfd. ......      Brazil       19,529 $  231,223
     Companhia Paranaense de Energia-Copel, ADR, pfd. ...................      Brazil       10,860     20,851
     Tele Norte Leste Participacoes SA, ADR, pfd. .......................      Brazil       31,312    165,954
     Telemig Celular Participacoes SA, ADR, pfd. ........................      Brazil       10,710    143,407
                                                                                                   -----------
     TOTAL PREFERRED STOCKS (COST $3,523,332)                                                       2,180,637
                                                                                                   -----------
   a SHORT TERM INVESTMENTS (COST $486,860) 5.4%
     Franklin Institutional Fiduciary Trust Money Market Portfolio ......   United States  486,860    486,860
                                                                                                   -----------
     TOTAL INVESTMENTS (COST $11,697,945) 100.8% ........................                           9,157,004
     OTHER ASSETS, LESS LIABILITIES (.8)% ...............................                             (71,046)
                                                                                                   -----------
     TOTAL NET ASSETS 100.0% ............................................                          $9,085,958
                                                                                                   ===========


*Non-income producing.
a The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers Inc., an affiliate of Franklin Resources Inc.

                       See notes to financial statements.

TEMPLETON LATIN AMERICA FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002 (UNAUDITED)


Assets:
 Investments in securities:
  Cost ....................................................................................  $ 11,697,945
                                                                                             -------------
  Value ...................................................................................     9,157,004
 Cash .....................................................................................         1,248
 Receivables:
  Capital shares sold .....................................................................           656
  Dividends ...............................................................................         4,035
                                                                                             -------------
      Total assets ........................................................................     9,162,943
Liabilities:
 Payables:
  Capital shares redeemed .................................................................        20,323
  Affiliates ..............................................................................        25,357
 Accrued expenses .........................................................................        31,305
                                                                                             -------------
      Total liabilities ...................................................................        76,985
                                                                                             -------------
Net assets, at value ......................................................................  $  9,085,958
                                                                                             =============
Net assets consist of:
 Undistributed net investment income ......................................................  $    133,820
 Net unrealized depreciation ..............................................................    (2,541,029)
 Accumulated net realized loss ............................................................   (10,505,624)
 Capital shares ...........................................................................    21,998,791
                                                                                             -------------
Net assets, at value ......................................................................  $  9,085,958
                                                                                             =============
CLASS A:
 Net asset value per share ($6,978,798 / 990,032 shares outstanding) ......................         $7.05
                                                                                             =============
 Maximum offering price per share ($7.05 / 94.25%) ........................................         $7.48
                                                                                             =============
CLASS C:
 Net asset value per share ($2,034,117 / 294,645 shares outstanding)* .....................         $6.90
                                                                                             =============
 Maximum offering price per share ($6.90 / 99.00%) ........................................         $6.97
                                                                                             =============
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($73,043 / 10,354 shares outstanding)         $7.05
                                                                                             =============


*Redemption price per share is equal to net asset value less any applicable sales charge.

                       See notes to financial statements.

TEMPLETON LATIN AMERICA FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)



Dividend income ...............................................................                 $   294,174
Expenses:
 Management fees (Note 3) .....................................................        78,859
 Administrative fees (Note 3) .................................................         9,659
 Distribution fees (Note 3)
  Class A .....................................................................        17,452
  Class C .....................................................................        13,659
 Transfer agent fees (Note 3) .................................................        27,700
 Custodian fees ...............................................................         1,400
 Reports to shareholders ......................................................        14,500
 Registration and filing fees .................................................        23,500
 Professional fees ............................................................        10,200
 Trustees' fees and expenses ..................................................         5,000
                                                                                   -----------
      Total expenses ..........................................................                     201,929
                                                                                                ------------
      Expenses waived/paid by affiliate (Note 3) ..............................                     (42,192)
                                                                                                ------------
        Net expenses ..........................................................                     159,737
                                                                                                ------------
          Net investment income ...............................................                     134,437
                                                                                                ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .................................................................        77,315
  Foreign currency transactions ...............................................          (203)
                                                                                   -----------
      Net realized gain .......................................................                      77,112
 Net unrealized depreciation on:
  Investments .................................................................    (5,711,628)
  Translation of assets and liabilities
denominated in foreign currencies .............................................           (83)
                                                                                   -----------
      Net unrealized depreciation .............................................                  (5,711,711)
                                                                                                ------------
Net realized and unrealized loss ..............................................                  (5,634,599)
                                                                                                ------------
Net decrease in net assets resulting from operations ..........................                 $(5,500,162)
                                                                                                ============


                       See notes to financial statements.

TEMPLETON LATIN AMERICA FUND
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)
AND THE YEAR ENDED MARCH 31, 2002

                                                                          SIX MONTHS ENDED     YEAR ENDED
                                                                         SEPTEMBER 30, 2002  MARCH 31, 2002
                                                                         -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..............................................          $   134,437    $    131,388
  Net realized gain (loss) from investments and
foreign currency transactions ........................................               77,112      (3,931,192)
  Net unrealized appreciation (depreciation) on
investments and translation of assets
and liabilities denominated in foreign currencies ....................           (5,711,711)      5,719,492
                                                                         -----------------------------------
      Net increase (decrease) in net assets
resulting from operations ............................................           (5,500,162)      1,919,688
 Distributions to shareholders from:
  Net investment income:
   Class A ...........................................................              (34,995)       (104,235)
   Class C ...........................................................                 (982)        (18,918)
   Advisor Class .....................................................                 (521)        (32,746)
                                                                         -----------------------------------
 Total distributions to shareholders .................................              (36,498)       (155,899)

 Capital share transactions (Note 2):
  Class A ............................................................           (1,330,668)     (4,899,059)
  Class C ............................................................              (96,624)        122,122
  Advisor Class ......................................................               10,168      (6,965,753)
                                                                         -----------------------------------
 Total capital share transactions ....................................           (1,417,124)    (11,742,690)
   Net decrease in net assets ........................................           (6,953,784)     (9,978,901)
Net assets:
 Beginning of period .................................................           16,039,742      26,018,643
                                                                         -----------------------------------
 End of period .......................................................          $ 9,085,958    $ 16,039,742
                                                                         ===================================

Undistributed net investment income included in net assets:
 End of period .......................................................          $   133,820    $     35,881
                                                                         ===================================

                       See notes to financial statements.

TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Latin America Fund (the Fund) is a separate, non-diversified series of Templeton Global Investment Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its total assets in the equity and debt securities of Latin American companies. The following summarizes the Fund's significant accounting policies.

On October 11, 2002, the Board of Trustees approved a proposal to merge the Fund into the Templeton Foreign Fund, subject to approval by the shareholders of the Fund.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements (unaudited) (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

Effective September 17, 2001, the Fund charges a 2% redemption fee to market timers who redeem shares held for less than 90 days. Such fees are retained by the Fund and accounted for as additional paid in capital.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class A, Class C and Advisor Class shares. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At September 30, 2002, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                            SIX MONTHS ENDED              YEAR ENDED
                                                           SEPTEMBER 30, 2002           MARCH 31, 2002
                                                         ---------------------------------------------------
                                                           SHARES     AMOUNT          SHARES      AMOUNT
                                                         ---------------------------------------------------
CLASS A SHARES:
Shares sold ...........................................   178,946  $ 1,683,072      1,034,232  $ 10,212,675
Shares issued on reinvestment
 of distributions .....................................     3,034       32,769          9,974        96,483
Shares redeemed .......................................  (324,847)  (3,046,509)    (1,555,798)  (15,208,217)
                                                         ---------------------------------------------------

Net decrease ..........................................  (142,867) $(1,330,668)      (511,592) $ (4,899,059)
                                                         ===================================================

TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements (unaudited) (CONTINUED)

2. SHARES OF BENEFICIAL INTEREST (CONT.)

                                                            SIX MONTHS ENDED               YEAR ENDED
                                                           SEPTEMBER 30, 2002            MARCH 31, 2002
                                                         ---------------------------------------------------
                                                           SHARES     AMOUNT           SHARES     AMOUNT
                                                         ---------------------------------------------------
CLASS C SHARES:
Shares sold ............................................   20,281  $   197,764         80,744   $   797,750
Shares issued on reinvestment
 of distributions ......................................       86          908          1,853        17,481
Shares redeemed ........................................  (31,853)    (295,296)       (72,344)     (693,109)
                                                         ---------------------------------------------------
Net increase (decrease) ................................  (11,486) $   (96,624)        10,253   $   122,122
                                                         ===================================================


                                                            SIX MONTHS ENDED               YEAR ENDED
                                                           SEPTEMBER 30, 2002            MARCH 31, 2002
                                                         ---------------------------------------------------
                                                           SHARES     AMOUNT          SHARES        AMOUNT
                                                         ---------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold ............................................  129,290  $ 1,043,681          4,669   $    46,424
Shares issued on reinvestment
 of distributions ......................................       41          439          3,108        32,446
Shares redeemed ........................................ (131,000)  (1,033,952)      (726,701)   (7,044,623)
                                                         ---------------------------------------------------
Net increase (decrease) ................................   (1,669) $    10,168       (718,924)  $(6,965,753)
                                                         ===================================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers or directors of Templeton Investment Counsel, LLC (TIC), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TIC of 1.25% per year of the average daily net assets of the Fund. Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund) in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

        ANNUALIZED
        FEE RATE  AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
        0.150%    First $200 million
        0.135%    Over $200 million, up to and including $700 million
        0.100%    Over $700 million, up to and including $1.2 billion
        0.075%    Over $1.2 billion

TIC, FT Services and Investor Services agreed in advance to reduce fees to the extent necessary to limit total expenses to an annual rate of 2.35%, 3.00%, and 2.00% of the Fund's average daily net assets of Class A, Class C and Advisor Class shares, respectively, through July 31, 2003, as noted in the Statement of Operations.

TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements (unaudited) (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35% and 1.00% per year of the average daily net assets of Class A and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At September 30, 2002, Distributors advised the Fund that unreimbursed costs were $268,809. Distributors paid net commissions on sales of Fund shares and received contingent deferred sales charges for the period of $2,212 and $40, respectively.


4. INCOME TAXES

At September 30, 2002, the cost of investments and net unrealized depreciation for income tax purposes were as follows:

           Cost of investments ...................... $11,934,925
                                                      ------------
           Unrealized appreciation ..................     839,623
           Unrealized depreciation ..................  (3,617,544)
                                                      ------------
           Net unrealized depreciation .............. $(2,777,921)
                                                      ============

At March 31, 2002, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

           Capital loss carryovers expiring in:
            2007 .................................... $2,858,793
            2008 ....................................  2,289,749
            2010 ....................................  4,344,481
                                                      ----------
                                                      $9,493,023
                                                      ==========

Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales and losses realized subsequent to October 31 on the sales of securities and foreign currencies.

At March 31, 2002, the Fund had deferred capital and currency losses occurring subsequent to October 31, 2001 of $820,521 and $9,491, respectively. For tax purposes, such losses will be reflected in the year ending March 31, 2003.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 2002 aggregated $2,051,974 and $2,799,851, respectively.

                       This page intentionally left blank.

                       This page intentionally left blank.

                       This page intentionally left blank.

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS


GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund(1)
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund(2)
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund

GROWTH & INCOME
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund(3)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust(4)
Franklin Short-Intermediate
 U.S. Government Securities Fund(3)
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund(3)
Franklin Federal Money Fund(3,5)
Franklin Money Fund(3,5)

TAX-FREE INCOME(6)
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund(7)
Tax-Exempt Money Fund(3,5)

STATE-SPECIFIC
TAX-FREE INCOME(6)

Alabama
Arizona
California(8)
Colorado
Connecticut
Florida(8)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia


INSURANCE FUNDS
Franklin Templeton Variable
 Insurance Products Trust(9)


1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.

2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.

3. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

6. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

7. Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           09/02

[LOGO OMITTED]
FRANKLIN(R)TEMPLETON(R)
INVESTMENTS


One Franklin Parkway
San Mateo, CA  94403-1906

Want to receive this document faster via EMAIL?
-----------------------------------------------
Eligible shareholders can sign up for EDELIVERY at franklintempleton.com. See inside for details.




SEMIANNUAL REPORT
TEMPLETON LATIN AMERICA FUND


PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Latin America Fund prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

418 S2002 11/02                 [LOGO OMITTED] PRINTED ON RECYCLED PAPER